Derivative Liabilities (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value of derivative liability	$ 112,342
Issuance of derivative warrants liabilities	332,570
Included in debt discount	722,924
Ending Balance	$ 1,167,836
Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value of derivative liability	$ 104,682
Issuance of derivative warrants liabilities	$ 332,570
Included in debt discount
Ending Balance	$ 437,252
Embedded Conversion Feature [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value of derivative liability	$ 7,660
Issuance of derivative warrants liabilities
Included in debt discount	$ 722,924
Ending Balance	$ 730,584